Investments (Activity In Allowance For Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Beginning balance	$ 23	$ 51	$ 59
Provision	25
Release
Ending balance	$ 48	$ 51	$ 59